Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgage (0.2%)
$880	Government National Mortgage Association
	Various Pools:	3.048%	03/20/71	$798,752
	Agency Fixed Rate Mortgages (28.2%)
	Federal Home Loan Mortgage Corporation
	Conventional Pools:
469		2.00	04/01/51	369,787
1,721		2.50	05/01/50 - 11/01/52	1,407,165
4,878		3.00	04/01/50 - 12/01/51	4,213,327
55		3.50	08/01/49	50,138
2,115		4.00	07/01/49 - 11/01/52	1,960,090
1,507		4.50	10/01/52	1,439,598
	Gold Pools:
425		3.50	06/01/42 - 09/01/47	395,100
250		4.00	12/01/41 - 10/01/44	241,414
267		4.50	03/01/41 - 01/01/49	263,867
51		5.00	12/01/40 - 05/01/41	50,991
6		5.50	07/01/37	5,964
9		6.00	12/01/37	9,136
4		6.50	06/01/29	4,270
16		7.50	05/01/35	17,290
7		8.00	08/01/32	7,416
13		8.50	08/01/31	14,102
	Federal National Mortgage Association
	August TBA:
8,000	(a)	3.00	08/01/54	6,987,187
10,000	(a)	4.00	08/01/54	9,373,431
4,000	(a)	4.50	08/01/54	3,853,750
10,000	(a)	5.00	08/01/54	9,850,786
8,000	(a)	6.00	08/01/54	8,116,562
	Conventional Pools:
1,220		1.50	01/01/51 - 03/01/51	957,097
8,166		2.00	11/01/50 - 11/01/51	6,393,308
8,673		2.50	02/01/50 - 02/01/52	7,071,170
2,610		3.00	08/01/46 - 04/01/52	2,256,076
4,800		3.50	09/01/42 - 10/01/52	4,335,214
799		4.00	04/01/45 - 01/01/49	763,456
399		4.50	08/01/40 - 08/01/49	385,280
65		5.00	12/01/40 - 07/01/41	66,044
4		5.50	08/01/37	4,530
137		6.50	02/01/28 - 11/01/33	140,502
9		7.00	10/01/30 - 06/01/32	9,363
20		7.50	08/01/37	21,254

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$19		8.00%	04/01/33	$19,953
22		8.50	10/01/32	22,951
2		9.50	04/01/30	1,470
	Government National Mortgage Association
	August TBA:
1,000	(a)	4.00	08/20/54	945,079
7,500	(a)	6.00	08/20/54	7,591,619
5,000	(a)	6.50	08/20/54	5,096,226
	Various Pools:
2,459		2.50	03/20/50 - 04/20/51	2,093,917
1,079		3.00	09/20/49 - 08/20/50	941,952
1,751		3.50	05/20/43 - 10/20/50	1,590,703
2,024		4.00	07/15/44 - 11/20/53	1,880,022
266		4.50	12/20/48 - 12/20/49	258,440
288		5.00	05/20/41 - 06/20/49	286,287
390		6.00	08/20/52	393,398
1,209		6.50	11/20/52 - 06/20/53	1,232,071
4,168		7.00	11/20/50 - 06/20/53	4,252,705
2,770		7.50	12/20/48 - 10/20/53	2,834,308
2,800		8.00	07/20/54	2,871,715
1,789		8.50	12/20/49	1,835,331
	Total Agency Fixed Rate Mortgages (Cost $105,835,703)			105,182,812

	Asset-Backed Securities (20.2%)
	ABFC Trust
289	1 Month Term SOFR + 0.89%	6.244(b)	10/25/33	285,129
249	Class M11 Month Term SOFR + 1.01%	6.364(b)	02/25/34	246,790
109	1 Month Term SOFR + 1.06%	6.409(b)	07/25/34	104,243
2,500	ACM Auto Trust, Class B (c)	9.85	06/20/30	2,541,411
	Amortizing Residential Collateral Trust
516	1 Month Term SOFR + 0.40%	6.10 (b)	10/25/31	501,646
293	1 Month Term SOFR + 0.87%	6.224(b)	10/25/32	269,348
692	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
	5.74% - 1 Month Term SOFR	3.816(d)	12/25/33	796,958
12,618	B2R Mortgage Trust, Class XB
	IO (c)	0.69 (b)	05/15/48	12,255
	Bayview Financial Revolving Asset Trust,
1,053	Class A11 Month Term SOFR + 1.11% (c)	6.462(b)	12/28/40	1,047,390
526	Class M21 Month Term SOFR + 3.61% (c)	8.962(b)	12/28/40	1,194,854
160	Bear Stearns Asset-Backed Securities I Trust, Class M8
	1 Month Term SOFR + 5.36%	10.714(b)	10/25/34	160,117

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$50	Bear Stearns Asset-Backed Securities Trust
		1 Month Term SOFR + 1.41%	6.764(b)%	10/27/32	$50,114
	1,500	Bridge Trust, Class E2 (c)	6.30	11/17/37	1,441,334
	201	Business Loan Express Business Loan Trust
		1 Month Term SOFR + 0.51% (c)	5.86 (b)	10/20/40	179,728
	1,874	Cascade MH Asset Trust (c)	4.25	08/25/54	1,740,379
		Conn’s Receivables Funding LLC
	705	(c)	0.00	12/15/26	677,274
	3,918	Class B (c)	10.00	01/17/28	3,726,666
	1,071	Conseco Finance Corp., Class M1	7.75 (b)	06/15/27	1,071,331
		CoreVest American Finance Trust,
	3,181	Class XAIO (c)	2.992(b)	07/15/54	123,699
	1,260	Class XAIO (c)	3.738(b)	08/15/53	44,763
	2,614	IO (c)	3.835(b)	12/15/52	109,361
	607	Countrywide Asset-Backed Certificates, Class M2
		1 Month Term SOFR + 2.29% (c)	7.639(b)	03/25/33	603,321
	558	Delta Funding Home Equity Loan Trust, Class A1A
		1 Month Term SOFR + 0.93%	6.263(b)	09/15/29	536,665
GBP	630	Dowson PLC, Class D, Series 2022-2
		3 Month GBP SONIA + 5.25% (United Kingdom)	10.46 (b)	08/20/29	824,996
		ECAF I Ltd.
	$31	(Ireland) (c)	3.473	06/15/40	17,445
	536	(Cayman Islands) (c)	4.947	06/15/40	361,862
	132	EquiFirst Mortgage Loan Trust
		1 Month Term SOFR + 3.11%	8.464(b)	10/25/34	117,839
EUR	933	European Residential Loan Securitisation 2019-NPL1 DAC
		1 Month EURIBOR + 3.25% (Ireland)	6.88 (b)	07/24/54	1,007,368
	37	European Residential Loan Securitisation 2019-NPL2 DAC
		1 Month EURIBOR + 3.00% (Ireland)	6.63 (b)	02/24/58	39,819
	1,203	European Residential Loan Securitisation DAC, Class C, Series 2019-NPL1
		1 Month EURIBOR + 7.25% (Ireland)	10.88 (b)	07/24/54	1,232,840
	$383	Falcon Aerospace Ltd., Class A, Series 2019-1 (Cayman Islands) (c)	3.597	09/15/39	359,546
		Finance of America HECM Buyout,
	473	Class M3 (c)	5.084(b)	02/25/32	462,562
	4,000		6.00 (b)	08/01/32	3,111,179A
	1,000	(c)	6.414(b)	02/25/32	958,066
	2,000	(c)	7.87 (b)	02/25/32	1,842,919
	148	Financial Asset Securities Corp. AAA Trust
		1 Month Term SOFR + 0.52% (c)	5.872(b)	02/27/35	142,204

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		FMC GMSR Issuer Trust,
	$1,200	Class A (c)	3.62 (b)%	07/25/26	$1,091,127
	1,000	(c)	4.36 (b)	07/25/26	889,796
	1,000	(c)	4.45 (b)	01/25/26	946,101
	455	Class A (c)	6.19	04/25/27	448,517
	1,500	Class A (c)	7.90	07/25/27	1,530,456
	1,000	(c)	10.07	07/25/27	1,013,665
	897	FortiFi, Class A (c)	6.23	09/20/59	848,350
	504	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967	12/15/44	471,559
	1,883	Harvest SBA Loan Trust, Class A SOFR30A + 3.25% (c)	8.71 (b)	10/25/50	1,883,760
	1,085	Home Partners of America 2019-1 Trust (c)	3.866	10/19/39	993,730
	1,416	JOL Air Ltd., Class A (Cayman Islands) (c)	3.967	04/15/44	1,318,687
	233	Kestrel Aircraft Funding Ltd., Class A (c)	4.25	12/15/38	218,900
	1,468	Lehman ABS Manufactured Housing Contract Trust, Class C	0.00	06/15/33	1,421,173
	110		6.63 (b)	04/15/40	111,021
		Loandepot GMSR Master Trust,
	1,995	Class A1 Month Term SOFR + 3.66% (c)	8.992(b)	10/16/25	1,985,174
	1,000	Class B1 Month Term SOFR + 4.36% (c)	9.692(b)	10/16/25	993,361
	663	LoanMe Trust Prime (c)	5.00	09/15/34	635,708
EUR	3,759	LSF11 Boson Investments SARL Compartment 2, Class A1
		3 Month EURIBOR + 2.00% (Spain)	5.801(b)	11/25/60	3,876,226A
	$1,770	MASTR Asset Securitization Trust, Class M3
		1 Month Term SOFR + 3.26%	8.614(b)	10/25/32	1,616,476
	75	Merrill Lynch Mortgage Investors Trust, Class B1
		1 Month Term SOFR + 2.81%	8.164(b)	01/25/35	71,793
	241	METAL LLC (c)	4.581	10/15/42	158,725
	2,170	NALP Business Loan Trust, Class A (c)	6.49	12/27/49	2,169,524
	315	New Century Home Equity Loan Trust
		1 Month Term SOFR + 0.91%	3.773(b)	11/25/33	258,387
	1,618	New Residential Mortgage LLC, Class A	5.437	06/25/25 - 07/25/25	1,600,496A
GBP	1,000	Newday Funding Master Issuer PLC
		3 Month GBP SONIA + 5.00% (United Kingdom) (c)	10.211(b)	07/15/30	1,311,500
		Newtek Small Business Loan Trust
	$968	Daily U.S. Prime Rate - 0.70% (c)	7.80 (b)	10/25/49	962,323
	71	Daily U.S. Prime Rate - 0.55% (c)	7.95 (b)	02/25/44	70,755
	795	Class ADaily U.S. Prime Rate - 0.50% (c)	8.00 (b)	07/25/50	792,826
	387	NRZ Excess Spread-Collateralized Notes, Class A (c)	2.981	03/25/26	369,616
	305	(c)	3.844	12/25/25	296,476
	569	NRZ FHT Excess LLC, Class A (c)	4.212	11/25/25	554,445

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Oakwood Mortgage Investors, Inc.,
	$849	Class A4	7.405(b)%	06/15/31	$85,452
	30	Class A1	7.72	04/15/30	30,199
	75	Class A1	7.84 (b)	11/15/29	75,699
EUR	914	Palatino SPV, Class AR
		6 Month EURIBOR + 2.50% (Italy)	6.259(b)	12/01/45	953,900
	$2,126	PMT FMSR Issuer Trust
		1 Month Term SOFR + 3.11% (c)	8.464(b)	03/25/26	2,140,731
		PNMAC GMSR Issuer Trust,
	3,200	Class A1 Month Term SOFR + 3.20% (c)	8.55 (b)	03/25/29	3,244,040
	2,000	SOFR30A + 4.25% (c)	9.597(b)	05/25/27	2,033,352
EUR	688	Prosil Acquisition SA, Class A
		3 Month EURIBOR + 2.00% (Spain)	5.636(b)	10/31/39	619,121
	$403	Quest Trust, Class M2
		1 Month Term SOFR + 3.86% (c)	9.214(b)	05/25/33	412,567
	1,584	Raptor Aircraft Finance I LLC (c)	4.213	08/23/44	1,338,310
	284	ReadyCap Lending Small Business Loan Trust
		Daily U.S. Prime Rate - 0.50% (c)	8.00 (b)	12/27/44	284,627
CAD	2,000	Retained Vantage Data Centers Issuer LLC, Class A2B (c)	5.25	09/15/48	1,404,879
	$266	Saxon Asset Securities Trust
		1 Month Term SOFR + 1.24%	6.589(b)	12/25/32	245,669
		Shenton Aircraft Investment Ltd.
	661	(c)	4.75	10/15/42	632,270
	209		5.75	10/15/42	139,031
EUR	1,000	SLM Student Loan Trust, Class A8
		3 Month EURIBOR + 0.55%	4.235(b)	01/25/40	990,482
	$1,000	STAR 2022-SFR3 Trust, Class D
		1 Month Term SOFR + 2.55% (c)	7.879(b)	05/17/39	995,288
	206	Start II Ltd. (Bermuda) (c) 4.089		03/15/44	197,157
	255	Terwin Mortgage Trust, Class M1
		1 Month Term SOFR + 0.94%	6.289(b)	03/25/35	247,493
	292	WAVE Trust (c)	3.844	11/15/42	262,908
		Total Asset-Backed Securities (Cost $75,340,385)			75,187,249

		Collateralized Mortgage Obligations - Agency Collateral Series (3.7%)
		Federal Home Loan Mortgage Corporation
		IO REMIC
	159		0.533(b)	04/15/39	8,121
	375	5.89% - SOFR30A	0.548(d)	11/15/43 - 06/15/44	32,256
	213		0.571(b)	08/15/42	9,668
	496		0.62 (b)	10/15/40	26,061
	61		0.651(b)	10/15/41	3,406

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
$436			0.699(b)%	09/15/41	$20,665
130			0.714(b)	10/15/39	6,871
24			5.00	08/15/41	5,216
		IO REMIC PAC
8,584			2.00	10/25/50	1,103,958
		IO STRIPS
35			7.00	06/15/30	4,183
		REMIC
56		12.00% - 2.67 x 1 Month USD LIBOR	0.00 (d)	12/15/43	37,759
82			3.50	02/15/42	76,234
		Federal National Mortgage Association
		IO REMIC
73		5.54% - SOFR30A	0.188(d)	11/25/41	1,112
148			0.234(b)	03/25/44	7,679
381		5.94% - SOFR30A	0.588(d)	06/25/42	38,095
770			0.602(b)	03/25/46	35,062
215			0.748(b)	10/25/39	12,024
36		6.44% - SOFR30A	1.088(d)	08/25/41	642
		IO STRIPS
6			7.00	11/25/27	470
28			8.00	05/25/30 - 06/25/30	3,253
—	@		8.50	10/25/24	1
		REMIC
16			0.00 (b)	04/25/39	13,486
542			2.00	07/25/50	302,551
1,498			6.50	03/25/54	1,485,977
		REMIC PAC
208			5.00	07/25/50	206,043
		Government National Mortgage Association
26		1 Month Term SOFR + 0.56%	5.894(b)	02/20/61	25,960
11		1 Month Term SOFR + 0.81%	6.144(b)	08/20/63	10,971
1		1 Month Term SOFR + 0.88%	6.214(b)	02/20/66	819
		IO
125			0.00 (b)	12/20/67	2,303
6,065			0.012(b)	12/20/70	302,891
48			0.013(b)	12/20/62	82
44			0.023(b)	01/20/63	213
1,781			0.033(b)	09/20/69	94,342
33			0.045(b)	09/20/62	233
1,284			0.046(b)	11/20/69	67,457
39			0.079(b)	05/20/63	481
11			0.083(b)	04/20/62	223
43			0.102(b)	08/20/61	803

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$48		0.217(b)%	10/20/62	$2,110
21		0.219(b)	10/20/61	547
92		0.27 (b)	05/20/61	4,576
987		0.275(b)	11/20/67	38,761
14		0.285(b)	05/20/62	721
10		0.286(b)	05/20/62	537
1,013		0.30 (b)	08/20/67	27,988
47		0.302(b)	01/20/62	2,817
9		0.334(b)	04/20/61	589
1,787		0.428(b)	07/20/69	88,068
4,821		0.441(b)	10/20/64	310,886
1,060		0.457(b)	10/20/67	60,934
1,918		0.50 (b)	02/20/65	64,361
45		0.507(b)	11/20/61	4,410
451		0.514(b)	08/20/67	23,513
384		0.522(b)	10/20/67	29,651
216	5.89% - 1 Month Term SOFR	0.54 (d)	08/20/42	21,900
971		0.58 (b)	08/20/58	5,767
8,742		0.614(b)	05/20/72	435,654
262	5.99% - 1 Month Term SOFR	0.64 (d)	04/20/41 - 08/20/42	25,914
1,761		0.674(b)	06/20/69	59,896
258	6.03% - 1 Month Term SOFR	0.68 (d)	12/20/43	30,042
464		0.707(b)	04/20/65	14,067
676		0.803(b)	10/20/66	26,528
153	6.19% - 1 Month Term SOFR	0.84 (d)	09/20/43	6,702
5,268		0.877(b)	12/20/66	252,285
1,032		0.931(b)	01/20/68	65,267
327		1.021(b)	01/20/67	12,412
409		1.082(b)	08/20/63	6,432
649		1.094(b)	04/20/67	18,795
118	6.44% - 1 Month Term SOFR	1.108(d)	08/16/34	6,917
16,069		1.113(b)	04/20/66	755,978
5,125		1.137(b)	03/20/67	286,497
144		1.234(b)	04/20/62	5,110
256		1.277(b)	01/20/68	12,882
129		1.277(b)	04/20/60	7,266
5,412		1.279(b)	02/20/68	209,266
844		1.292(b)	06/20/63	32,606
395		1.369(b)	03/20/67	16,853
1,379		1.371(b)	02/20/68	57,320
503		1.382(b)	01/20/64	13,017
235		1.431(b)	07/20/65	12,511
150		1.454(b)	05/20/60	8,113

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$1,071		1.463(b)%	05/20/64	$27,873
992		1.548(b)	05/20/64	33,562
673		1.554(b)	10/20/64	17,052
11,552		1.556(b)	06/20/66	337,582
64		1.588(b)	04/20/60	5,035
897		1.599(b)	05/20/63	28,701
443		1.60 (b)	09/20/65	8,707
646		1.609(b)	11/20/60	49,459
183		1.627(b)	04/20/63	8,016
689		1.644(b)	09/20/66	20,268
216		1.664(b)	03/20/68	6,838
4,287		1.713(b)	05/20/67	170,406
781		1.849(b)	10/20/66	20,260
603		1.935(b)	09/20/65	19,810
1,053		1.963(b)	06/20/64	55,998
17		1.975(b)	08/20/63	670
1,068		2.006(b)	06/20/67	61,018
4		2.19 (b)	02/20/63	173
40		2.252(b)	10/20/60	4,447
603		2.326(b)	06/20/66	20,287
5		2.419(b)	07/20/63	453
1,806		2.50	11/20/51	249,556
32		2.53 (b)	02/20/60	1,781
20		2.73 (b)	03/20/62	1,554
14		2.764(b)	05/20/62	2,003
81		3.063(b)	04/20/62	10,394
26		3.179(b)	02/20/63	3,036
616		3.50	10/16/42	110,349
15		3.568(b)	09/20/60	2,247
23		5.00	02/16/41	4,442
	IO PAC
57		3.50	06/20/41	2,334
23		4.50	05/20/40	1,282
12		5.00	10/20/40	694
	IO REMIC
2,540		0.186(b)	08/20/69	152,986
554		0.259(b)	10/20/67	13,155
2,752		0.349(b)	11/20/64	103,733
802		0.393(b)	10/20/67	43,940
1,123		0.425(b)	11/20/67	73,550
2,340		0.472(b)	09/20/64	163,803
4,493		1.145(b)	02/20/68	149,841
957		1.193(b)	02/20/68	46,609

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$228		1.233(b)%	02/20/68	$11,013
1,383		1.369(b)	07/20/67	77,211
568		1.53 (b)	06/20/67	17,665
1,477		1.743(b)	07/20/67	40,324
6,798		2.00	11/20/50	795,362
3,090		2.051(b)	01/20/66	73,906
1,054		2.322(b)	07/20/65	29,782
5,907		2.678(b)	06/20/66	504,546
386		3.50	05/20/43	64,636
	REMIC
2,910		7.50	02/20/54	2,917,979
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $13,058,145)			13,580,365

	Commercial Mortgage-Backed Securities (5.2%)
	Bayview Commercial Asset Trust
1,280	1 Month Term SOFR + 0.47% (c)	5.824(b)	07/25/37	1,224,611
466	1 Month Term SOFR + 0.56% (c)	5.914(b)	10/25/36	450,914
528	1 Month Term SOFR + 0.65% (c)	6.004(b)	10/25/36	512,578
810	1 Month Term SOFR + 0.67% (c)	6.019(b)	10/25/36	782,615
1,100	BPR Trust
	1 Month Term SOFR + 1.90% (c)	7.227(b)	04/15/37	1,103,109
1,910	IO	0.866(b)	09/10/58	15,100
	Commercial Mortgage Trust
100	(c)	4.604(b)	07/15/47	90,646
563	IO	0.591(b)	10/10/47	319
698	COOF Securitization Trust, IO (c)	2.879(b)	10/25/40	38,215
749	COOF Securitization Trust II, IO (c)	2.768(b)	08/25/41	40,355
	Credit Suisse Mortgage Trust
2,000	1 Month Term SOFR + 3.14% (c)	8.472(b)	09/09/24	2,007,008
842	1 Month Term SOFR + 3.57% (c)	8.903(b)	05/09/25	821,760
3,000	1 Month Term SOFR + 3.83% (c)	9.158(b)	08/15/26	2,728,764
1,530	DBCG Mortgage Trust (c)	8.50 (b)	06/15/34	1,532,243
4,696	GS Mortgage Securities Corp. Trust, IO (c)	0.355(b)	10/10/32	9,290
	GS Mortgage Securities Trust
500		3.345	07/10/48	454,034
722	IO	0.542(b)	09/10/47	379
	Harvest Commercial Capital Loan Trust
1,554	(c)	5.964(b)	04/25/52	1,383,469
1,999		6.164	10/25/56	2,018,393
1,431	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.572(b)	12/15/49	14,094

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		KGS-Alpha SBA COOF Trust,
		IO
	$366	(c)	0.992(b)%	08/25/38	$5,469
	213	(c)	2.578(b)	04/25/40	8,963
	382	(c)	2.771(b)	07/25/41	23,195
	1,000	Natixis Commercial Mortgage Securities Trust (c)	4.135(b)	05/15/39	865,339
CAD	8,119	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.156(b)	02/12/55	212,855
	$565	Sutherland Commercial Mortgage Trust (c)	2.23 (b)	12/25/41	495,918
	8,248	UBS Commercial Mortgage Trust, IO	0.912(b)	03/15/51	225,198
	467	Velocity Commercial Capital Loan Trust (c)	6.90	05/25/47	465,608
	532	VMC Finance 2021-HT1 LLC
		1 Month Term SOFR + 1.76% (c)	7.099(b)	01/18/37	523,787
	1,429	Waterfall Commercial Mortgage Trust (c)	4.104(b)	09/14/22	1,417,212
		Total Commercial Mortgage-Backed Securities
		(Cost $19,157,796)			19,471,440

		Corporate Bond (0.0%)‡
		Finance (0.0%)‡
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c)(Cost $281,549)	0.00	11/10/28	85,750

		Mortgages - Other (41.3%)
	572	510 Asset Backed 2021-NPL1 Trust (c)	5.24	06/25/61	570,262
	1,895	A&D Mortgage Trust, Class A1 (c)	7.049	11/25/68	1,937,768
	69	Adjustable Rate Mortgage Trust	5.357(b)	04/25/35	64,553
GBP	252	Alba 2005-1 PLC
		3 Month GBP SONIA + 0.72% (United Kingdom)	5.952(b)	11/25/42	313,434
		Banc of America Funding Trust
	$4		5.25	07/25/37	3,637
	205		5.50	09/25/35	195,299
GBP	200	Banna RMBS DAC, Class C
		3 Month GBP SONIA + 2.10% (United Kingdom)	7.333(b)	12/30/63	258,036
	$436	Bear Stearns Asset-Backed Securities I Trust
		25.64% - 3.29 x 1 Month USD LIBOR	7.682(d)	03/25/36	137,437
		Bear Stearns Asset-Backed Securities Trust
	33		4.987(b)	07/25/36	32,250
	1,860	1 Month Term SOFR + 3.79%	9.139(b)	08/25/43	1,987,568
		Boston Lending Trust
	1,496	(c)	2.00 (b)	07/25/61	1,098,669
	3,796	(c)	3.25 (b)	05/25/62	3,228,825
		Brean Asset Backed Securities Trust
	5,229	(c)	4.00	09/25/63	4,539,819
	1,826	(c)	4.50 (b)	03/25/78	1,736,094
	1,974	Brean Asset-Backed Securities Trust (c)	4.50	05/25/64	1,863,521

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
		Cascade Funding Mortgage Trust
	$1,590	(c)	2.00 (b)%	09/25/50 - 02/25/52	$1,389,548
	2,850	(c)	3.25 (b)	11/25/35 - 09/25/37	2,581,575
	1,207	(c)	3.71 (b)	06/25/69	1,178,424
	5,500	(c)	3.75 (b)	04/25/25	5,198,783
	11,159	(c)	4.00 (b)	02/25/37 - 06/25/69	10,421,710
	5,300	(c)	4.25 (b)	04/25/33	4,717,122
	77	Cendant Mortgage Corp. (c)	6.00 (b)	07/25/43	75,078
		CFMT LLC
	2,113	(c)	1.943(b)	09/25/50	2,021,196
	10,000	(c)	3.00 (b)	05/25/34 - 06/25/34	7,565,435
	1,595	Champs Trust, Class A (c)	9.257(b)	07/25/59	1,663,868
		CHL Mortgage Pass-Through Trust
	79		5.468(b)	05/20/34	72,523
	180		5.50	10/25/34	177,312
	140		5.836(b)	10/25/33	135,329
	61		6.00	12/25/36	35,312
	88	Citigroup Mortgage Loan Trust, Inc.
		1 Year CMT + 2.40%	7.86 (b)	11/25/35	86,921
		Countrywide Alternative Loan Trust
	31		5.50	01/25/36	17,495
	105		5.75	03/25/34	102,739
	71	40.02% - 6 x 1 Month USD LIBOR	7.236(d)	05/25/37	60,918
	62	Countrywide Reperforming Loan REMIC Trust, REMIC (c)	8.50	06/25/35	60,329
		Credit Suisse First Boston Mortgage Securities Corp.
	1,020	(c)	5.15	12/29/31	814,967
	315	1 Month Term SOFR + 3.41%	8.764(b)	02/25/32	351,225
		CSFB Mortgage-Backed Pass-Through Certificates
	208		4.929(b)	05/25/34	192,032
	470		6.50	11/25/35	89,530
		EFMT
	2,892	(c)	4.50 (b)	03/25/54	2,638,316
	3,000	(c)	5.00 (b)	07/25/54	2,757,591
EUR	211	E-MAC DE 2005-I BV
		3 Month EURIBOR + 0.50% (Germany)	11.938(b)	05/25/52	223,396
	1,000	E-MAC DE BV, Class C
		3 Month EURIBOR + 1.40% (Germany)	9.058(b)	11/25/54	576,906
	109	E-MAC NL 2004-I BV
		3 Month EURIBOR + 0.18% (Netherlands)	5.945(b)	07/25/36	117,044
	69	E-MAC NL 2005-I BV
		3 Month EURIBOR + 0.23% (Netherlands)	8.185(b)	04/25/38	65,475
	142	E-MAC Program BV
		3 Month EURIBOR + 2.00% (Netherlands)	7.182(b)	01/25/48	149,125

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	1,706	3 Month EURIBOR + 0.32% (Netherlands)	7.935(b)%	07/25/46	$1,380,483
	87	E-MAC Program II BV
		3 Month EURIBOR + 2.00% (Netherlands)	7.935(b)	04/25/48	86,721
		EMF-NL Prime BV
	119	3 Month EURIBOR + 0.80% (Netherlands)	4.462(b)	04/17/41	125,634
	200	3 Month EURIBOR + 0.85% (Netherlands)	4.512(b)	04/17/41	196,231
	160	Eurohome Mortgages PLC
		3 Month EURIBOR + 0.21% (Ireland)	4.045(b)	08/02/50	156,085
	500	Eurosail-NL 2007-1 BV
		3 Month EURIBOR + 1.10% (Netherlands)	4.762(b)	04/17/40	527,433
		Eurosail-NL 2007-2 BV
	700	3 Month EURIBOR + 1.80% (Netherlands)	5.462(b)	10/17/40	755,971
	500	3 Month EURIBOR + 2.20% (Netherlands)	5.862(b)	10/17/40	538,559
		Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
	$587		3.00	09/25/45 - 05/25/47	503,375
	42		3.50	05/25/45	36,023
	4,289		2.50	02/01/52 - 04/01/52	3,482,831
	111	Flagstar Mortgage Trust, Class A3 (c)	3.00 (b)	03/25/50	88,286
	613	Galton Funding Mortgage Trust (c)	4.00 (b)	02/25/59	579,845
	1,194	GITSIT Mortgage Loan Trust, Class A1 (c)	7.466	06/25/54	1,210,192
EUR	500	Great Hall Mortgages No. 1 PLC
		3 Month EURIBOR + 0.22% (United Kingdom)	3.935(b)	03/18/39	527,964
	$114	GSAA Trust	6.00	04/01/34	113,887
		GSR Mortgage Loan Trust
	11		5.00	02/25/34	10,365
	153		5.213(b)	12/25/34	142,813
	2		5.50	11/25/35	2,249
	36	1 Month Term SOFR + 0.36%	5.714(b)	03/25/35	21,815
	249		6.00	09/25/35	245,076
	3	1 Year CMT + 1.75%	6.75 (b)	03/25/33	3,087
	82	HarborView Mortgage Loan Trust	5.779(b)	05/19/33	77,031
		Impac CMB Trust
	839	1 Month Term SOFR + 0.63%	5.984(b)	11/25/35	748,063
	32	1 Month Term SOFR + 0.91%	6.259(b)	10/25/34	32,059
	369	IMS Ecuadorian Mortagage Trust (c)	3.40	08/18/43	362,916
	71	IndyMac INDX Mortgage Loan Trust	6.495(b)	11/25/34	69,979
		JP Morgan Mortgage Trust
	88	(c)	3.00 (b)	10/25/50	69,821
	63		3.927(b)	12/25/34	56,523
	69	(c)	4.225(b)	07/27/37	62,840

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
EUR	262	Lansdowne Mortgage Securities No. 1 PLC
		3 Month EURIBOR + 0.30% (Ireland)	4.019(b)%	06/15/45	$273,218
	668	Lansdowne Mortgage Securities No. 2 PLC
		3 Month EURIBOR + 0.34% (Ireland)	4.059(b)	09/16/48	648,838
		LHOME Mortgage Trust
	$1,500	(c)	7.628	11/25/28	1,534,146
	2,375	(c)	8.00	06/25/28 - 08/25/28	2,428,370
GBP	348	Mansard Mortgages PLC
		3 Month GBP SONIA + 0.72% (United Kingdom)	5.953(b)	10/15/48	424,267
	$185	MASTR Adjustable Rate Mortgages Trust	5.908(b)	06/25/34	171,982
		MASTR Alternative Loan Trust
	117		5.00	05/25/18	106,193
	62		6.00	05/25/33	59,458
	1	MASTR Asset Securitization Trust	5.50	10/25/25	917
	99	MASTR Reperforming Loan Trust (c)	7.50	05/25/35	75,831
	378	MERIT Securities Corp.
		1 Month USD LIBOR + 2.25% (c)	7.712(b)	09/28/32	351,001
		Merrill Lynch Mortgage Investors Trust
	7		4.425(b)	01/25/37	6,878
	9	6 Month Term SOFR + 0.93%	6.174(b)	04/25/29	8,415
EUR	500	Miravet SARL - Compartment
		3 Month EURIBOR + 2.00% (Spain)	5.801(b)	05/26/65	534,278
	$60	Morgan Stanley Mortgage Loan Trust (e)	6.679(b)	02/25/34	58,134
	60	Mortgage Equity Conversion Asset Trust
		1 Year CMT + 0.47% (c)	5.30 (b)	02/25/42	60,100
	56	National City Mortgage Capital Trust	6.00	03/25/38	52,906
		Newgate Funding PLC
GBP	333	3 Month GBP LIBOR + 3.12% (United Kingdom)	8.352(b)	12/15/50	419,377
	$6,500	(c)	3.00 (b)	06/25/36 - 02/25/37	5,588,156
	1,882	Onslow Bay Financial LLC, Class A1 (c)	3.00 (b)	01/25/52	1,597,269
	763	PMC PLS ESR Issuer LLC (c)	5.114	02/25/27	751,316
EUR	300	Portman Square IE, Class A
		3 Month EURIBOR + 3.50% (Ireland) (c)	7.185(b)	07/25/63	324,360
		PRET LLC
	$1,001	(c)	1.843	09/25/51	985,071
	2,309	(c)	7.143	03/25/54	2,327,590
	2,322	(c)	8.112	11/25/53	2,337,082
	719	PRKCM 2023-AFC1 Trust, Class A1 (c)	6.598	02/25/58	729,196
	1,793	PRKCM Trust, Class A1 (c)	7.225	11/25/58	1,849,367
	843	PRPM 2022-INV1 Trust (c)	4.40	04/25/67	843,482
		PRPM LLC
	1,019	(c)	3.75	03/25/54	933,510
	2,000	(c)	4.00	05/25/54	1,666,722

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE	MATURITY DATE	VALUE
	$1,886	(c)	6.959%	02/25/29	$1,900,916
	34	RBSSP Resecuritization Trust (c)	83.164(b)	09/26/37	228,370
	13,196	Residential Asset Securitization Trust, IO	0.50	04/25/37	233,511
EUR	297	Resloc UK PLC
		3 Month EURIBOR + 0.45% (United Kingdom)	4.169(b)	12/15/43	298,888
		RMF Buyout Issuance Trust
	$500	(c)	3.147(b)	11/25/31	471,148
	2,000	(c)	3.69 (b)	11/25/31	1,851,963
	1,500	(c)	4.50 (b)	04/25/32	1,253,125
	2,000	(c)	4.704(b)	11/25/31	1,835,310
	1,200	(c)	4.75 (b)	10/25/50	1,075,090
	8,042	(c)	6.00 (b)	11/25/31 - 10/25/50	5,689,996
		RMF Proprietary Issuance Trust
	3,571	(c)	2.75 (b)	10/25/63	3,170,200
	2,197	(c)	3.00 (b)	01/25/62	1,928,506
	2,324	(c)	3.25 (b)	04/26/60	1,996,823
	1,250	(c)	3.75 (b)	06/25/62	886,128
	2,187	(c)	4.00 (b)	08/25/62	2,028,065
		Seasoned Credit Risk Transfer Trust
	13,127		3.00	09/25/55 - 11/25/63	11,289,632
	1,943		3.25	07/25/56 - 06/25/57	1,740,610
	878		3.50	07/25/58	782,174
	1,427		4.00	03/25/58 - 02/25/59	1,329,360
	3,180	(c)	4.25 (b)	08/25/59 - 05/25/60	2,985,879
	249		4.50	06/25/57	238,343
	3,968	(c)	4.75 (b)	07/25/58 - 10/25/58	3,815,247
	58	Sequoia Mortgage Trust
		1 Month Term SOFR + 0.89%	6.24 (b)	01/20/36	43,036
	2,505	Stanwich Mortgage Loan Co. LLC (c)	2.735	10/16/26	2,489,720
		Structured Adjustable Rate Mortgage Loan Trust
	173	1 Month Term SOFR + 0.35%	5.704(b)	03/25/35	156,730
	149		6.224(b)	02/25/35	145,506
		Structured Asset Mortgage Investments II Trust
	35		3.703(b)	04/19/35	30,262
	67	1 Month Term SOFR + 0.57%	5.924(b)	05/25/45	58,703
	109	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	7.321(b)	11/25/30	106,424
EUR	433	TDA 27 FTA
		3 Month EURIBOR + 0.19% (Spain)	3.912(b)	12/28/50	411,046
	$135	TIAA Bank Mortgage Loan Trust (c)	4.00 (b)	11/25/48	125,389

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
$138	VCAT LLC, Class A1 (c)	5.115%	03/27/51	$137,234
59	Washington Mutual Mortgage Pass-Through Certificates Trust	5.724(b)	09/25/33	56,526
	Total Mortgages - Other (Cost $149,788,028)			153,655,843

	Short-Term Investments (14.5%)
	Commercial Paper (2.1%)
	HSBC USA, Inc.
6,000	(c)(f)	5.985	05/20/25	5,753,332
2,000	(c)(f)	6.568	08/20/24	1,993,582
	Total Commercial Paper (Cost $7,722,509)			7,746,914

	U.S. Treasury Securities (10.2%)
	U.S. Treasury Bill,
10,000	(g)	5.313	10/3/24	9,909,443
20,434	(g)(h)	5.314	08/22/24 - 01/16/25	20,264,664
3,000	(g)	5.315	9/19/24	2,979,187
5,000	(g)	5.364	11/21/24	4,921,004
	Total U.S. Treasury Securities (Cost $38,069,824)			38,074,298

NUMBER OF SHARES (000)
	Investment Company (2.2%)
8,307	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 5.21% (i) (Cost $8,306,417)
			8,306,417
	Total Short-Term Investments (Cost $54,098,750)		54,127,629

	Total Investments (Cost $418,311,589) (j)(k)	113.3%	422,089,840
	Liabilities in excess of Other Assets	(13.3)	(49,482,236)
	Net Assets	100.0%	$372,607,604

CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage.
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

SOFR30A	30-Day Average Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
‡	Amount is less than 0.05%.
@	Principal amount is less than $500.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2024.
(e)	For the nine months ended July 31, 2024, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $6,948, including net realized losses of $46.
(f)	The rates shown are the effective yields at the date of purchase.
(g)	Rate shown is the yield to maturity at July 31, 2024.
(h)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended July 31, 2024, advisory fees paid were reduced by $12,750 relating to the Fund’s investment in the Liquidity Fund.
(j)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(k)	At July 31, 2024, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $14,804,361 and the aggregate gross unrealized depreciation is $8,604,835, resulting in net unrealized appreciation of $6,199,526.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at July 31, 2024:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED APPRECIATION
BNP Paribas SA	AUD	402,074	$269,603	10/22/24	$6,164
BNP Paribas SA	EUR	248,815	$272,098	10/22/24	1,794
HSBC Bank PLC	GBP	625,000	$807,519	10/22/24	3,555
Royal Bank of Canada	GBP	2,113,028	$2,731,237	10/22/24	13,158
Standard Chartered Bank	EUR	16,536,733	$18,080,735	10/22/24	115,761
UBS AG	CAD	2,208,737	$1,614,397	10/22/24	10,823
					$151,255

Futures Contracts:

The Fund had the following futures contracts open at July 31, 2024:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION
Long:
U.S. Treasury 2 yr. Note (United States)	174	Sep-24	$34,800	$35,733,891	$305,860
U.S. Treasury 5 yr. Note (United States)	784	Sep-24	78,400	84,586,250	1,557,093
U.S. Treasury 10 yr. Note (United States)	114	Sep-24	11,400	12,746,625	318,844
U.S. Treasury Long Bond (United States)	18	Sep-24	1,800	2,174,062	88,223
					$2,270,020

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

USD — United States Dollar

PORTFOLIO COMPOSITION (UNAUDITED)

	PERCENTAGE OF
	TOTAL
CLASSIFICATION	INVESTMENTS
Mortgages - Other	36.4%
Agency Fixed Rate Mortgages	24.9
Asset-Backed Securities	17.8
Short-Term Investments	12.8
Commercial Mortgage-Backed Securities	4.6
Collateralized Mortgage Obligations - Agency Collateral Series	3.2
Agency Adjustable Rate Mortgage	0.2
Corporate Bond	0.1
Total	100.0	%*

*	Does not include open futures contracts with a value of $135,240,828 with total unrealized appreciation of $2,270,020. Does not include open foreign currency forward exchange contracts with total unrealized appreciation of $151,255.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ July 31, 2024 (unaudited)

Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/ vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Each business day, the Fund uses a third-party pricing service approved by the Trustees to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ July 31, 2024 (unaudited) continued

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2024:

	LEVEL 1 UNADJUSTED QUOTED	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE	LEVEL 3 SIGNIFICANT UNOBSERVABLE
INVESTMENT TYPE	PRICES	INPUTS	INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$798,752	$—	$798,752
Agency Fixed Rate Mortgages	—	105,182,812	—	105,182,812
Asset-Backed Securities	—	75,187,249	—	75,187,249
Collateralized Mortgage Obligations - Agency Collateral Series	—	13,580,365	—	13,580,365
Commercial Mortgage-Backed Securities	—	19,471,440	—	19,471,440
Corporate Bond	—	85,750	—	85,750
Mortgages - Other	—	153,655,843	—	153,655,843
Total Fixed Income Securities	—	367,962,211	—	367,962,211
Short-Term Investments
Commercial Paper	—	7,746,914	—	7,746,914
U.S. Treasury Securities	—	38,074,298	—	38,074,298
Investment Company	8,306,417	—	—	8,306,417
Total Short-Term Investments	8,306,417	45,821,212	—	54,127,629
Foreign Currency Forward Exchange Contracts	—	151,255	—	151,255
Futures Contracts	2,270,020	—	—	2,270,020
Total Assets	$10,576,437	$413,934,678	$—	$424,511,115

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.